UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2001
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	July 25, 2001



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 49

Form 13F Information Table Value Total : $194,362







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2304    48000 SH       SOLE                    48000
Advent Software                COM              007974108    14529   228800 SH       SOLE                   228800
Affymetrix                     COM              00826T108     5942   269500 SH       SOLE                   269500
Agile Software Corp.           COM              00846x105     8111   477092 SH       SOLE                   477092
Aspect Communications          COM              04523Q102      155    22200 SH       SOLE                    22200
Aspen Technology               COM              045327103     4124   170400 SH       SOLE                   170400
BP Amoco PLC                   COM              055622104      950    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108     1041       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1316      572 SH       SOLE                      572
Brocade Communications         COM              111621108     2749    62500 SH       SOLE                    62500
CNET Networks Inc.             COM              12613R104     7669   589900 SH       SOLE                   589900
Concord EFS                    COM              206197105    10246   197000 SH       SOLE                   197000
Digital Generation             COM              253921100     1852   446200 SH       SOLE                   446200
Electronic Arts                COM              285512109    18131   313136 SH       SOLE                   313136
General Electric               COM              369604103     2731    56016 SH       SOLE                    56016
General Mills                  COM              370334104      584    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      356    10000 SH       SOLE                    10000
IBM                            COM              459200101     2669    23616 SH       SOLE                    23616
Inhale Therapeutic Systems     COM              457191104     3910   170000 SH       SOLE                   170000
Inktomi                        COM              457277101     6512   679050 SH       SOLE                   679050
Intel Corp.                    COM              458140100     3024   103392 SH       SOLE                   103392
JDS uniphase corp.             COM              46612J101      698    55800 SH       SOLE                    55800
Johnson & Johnson              COM              478160104      806    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     6657   214050 SH       SOLE                   214050
Linear Technology              COM              535678106    12391   280202 SH       SOLE                   280202
Maxim Intgrtd. Prod.           COM              57772K101     2847    64400 SH       SOLE                    64400
Millennium Pharm.              COM              599902103     5785   162600 SH       SOLE                   162600
Minnesota Mining               COM              604059105      228     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     3521   175600 SH       SOLE                   175600
Netcentives, Inc.              COM              64108P101      569  1095100 SH       SOLE                  1095100
Nortel Networks                COM              656568102     1760   194901 SH       SOLE                   194901
ONI Systems Corp.              COM              68273F103     2737    98100 SH       SOLE                    98100
PMC-Sierra Inc                 COM              69344F106     3856   124100 SH       SOLE                   124100
Packeteer, Inc.                COM              695210104      125    10000 SH       SOLE                    10000
Pfizer, Inc.                   COM              717081103     2499    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     7200   271200 SH       SOLE                   271200
Rouse Co.                      COM              779273101      301    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      233     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     2290    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      421     8000 SH       SOLE                     8000
Siebel                         COM              826170102    10548   224900 SH       SOLE                   224900
Target CP                      COM              239753106     1399    40440 SH       SOLE                    40440
Transmeta                      COM              89376r109       77    13800 SH       SOLE                    13800
Vertex Pharm.                  COM              92532F100     7565   152820 SH       SOLE                   152820
Vignette Corp.                 COM              926734104    10741  1210950 SH       SOLE                  1210950
Vitesse Semiconductor          COM              928497106      791    37600 SH       SOLE                    37600
Webmethods                     COM              94768c108     1999    94400 SH       SOLE                    94400
Yahoo                          COM              984332106     5215   260900 SH       SOLE                   260900
i2 Technologies, Inc           COM              465754109     2198   111000 SH       SOLE                   111000